Fair Value of Financial Instruments - Assets measured at Fair Value on a Non-Recurring Basis (Table) (Details) - Fair Value, Nonrecurring [Member] $ in Thousands	Jun. 30, 2023 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset held for sale	$ 4,550
Total	4,550
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset held for sale	4,550
Total	$ 4,550